Goodwill and Intangible Assets (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible assets not subject to amortization
Gross and Net	$ 2,214,800,000	$ 2,333,500,000	$ 2,370,200,000	$ 2,370,200,000
Intangible assets subject to amortization
Gross	3,059,181,000	3,163,295,000
Accumulated Amortization	(685,712,000)	(619,756,000)
Net	2,373,469,000	2,543,539,000
Amortization expense	65,298,000	91,352,000	136,000,000
Anticipated future amortization expense
2013	54,100,000
2014	46,500,000
2015	25,300,000
2016	5,500,000
2017	4,200,000
Customer relationships
Intangible assets subject to amortization
Gross	697,264,000	683,324,000
Accumulated Amortization	(592,724,000)	(539,638,000)
Net	104,540,000	143,686,000
Franchise agreements
Intangible assets subject to amortization
Gross	88,000,000	88,000,000
Accumulated Amortization	(48,649,000)	(42,406,000)
Net	39,351,000	45,594,000
Other
Intangible assets subject to amortization
Gross	59,117,000	58,471,000
Accumulated Amortization	(44,339,000)	(37,712,000)
Net	14,778,000	20,759,000
Trade names
Intangible assets not subject to amortization
Gross and Net	$ 2,214,800,000	$ 2,333,500,000